Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of Basic and diluted earnings per share (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 938,272,885	$ 468,061,079	$ 568,266,428
Class A ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 69,906,757
Denominator:
Weighted average number of shares outstanding—basic	16,112,737	0	0
Basic earnings per share	$ 4.34
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share	$ 69,906,757
Denominator:
Weighted average number of ordinary shares outstanding—diluted	16,117,254	0	0
Diluted earnings per share	$ 4.34
Class B ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 868,366,128	$ 468,061,079	$ 568,266,428
Denominator:
Weighted average number of shares outstanding—basic	200,148,822	200,000,001	200,000,001
Basic earnings per share	$ 4.34	$ 2.34	$ 2.84
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share	$ 868,366,128	$ 468,061,079	$ 568,266,428
Denominator:
Weighted average number of ordinary shares outstanding—diluted	200,204,936	200,000,001	200,000,001
Diluted earnings per share	$ 4.34	$ 2.34	$ 2.84